Leases - Schedule of Net Book Value of Right-of-use Assets (Details)		6 Months Ended		12 Months Ended
		Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Gross Carrying Amount [Member]
Cost
Balance beginning	[1]	RM 2,968,706		RM 2,352,677
Additions	[1]			616,029
Balance Ending (in Dollars)	[1]	2,968,706	$ 702,535	2,968,706
Accumulated Depreciation and Amortisation [Member]
Cost
Balance beginning	[1]	691,498		211,384
Charge for the year	[1]	254,724		480,114
Balance Ending (in Dollars)	[1]	946,222	223,920	691,498
Net Book Value [Member]
Cost
Balance beginning	[1]	2,277,208		2,141,293
Balance Ending (in Dollars)	[1]	RM 2,022,484	$ 478,615	RM 2,277,208

[1]	Property - right-of-use assets The Group leases three properties (December 31, 2024: three) to place CEA vertical farms and office with two of the leases with lease term of three years and a lease with a lease term of two years (December 31, 2024: two years). For all three leases, the Company has the option to renew the lease for another three years.